Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002033535
Entity Registrant Name	Costamare Bulkers Holdings Ltd
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Document Period End Date	Jun. 30, 2026
Document Type	6-K
Entity File Number	001-42581
Entity Address, Address Line One	7 rue du Gabian
Entity Address, City or Town	MC
Entity Address, Postal Zip Code	98000
Entity Address, Country	MC